Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable Net
Accounts Receivable, Net (Table)

	December 31, 2021	December 31, 2020
Accounts receivable	$79,935	$69,694
Less: Allowance for credit losses	(17,096)	(15,366)
Accounts receivable, net	$62,839	$54,328

Accounts Receivable, Net - Provisions for Doubtful Accounts (Table)
Allowance for credit losses	Balance at Beginning of Period	Charges to Costs and Expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2019	$(16,086)	$(999)	$708	$(16,377)
Year ended December 31, 2020	$(16,377)	$(541)	$1,552	$(15,366)
Year ended December 31, 2021	$(15,366)	$(1,831)	$101	$(17,096)